Related party transactions - Schedule of Transactions between Related Parties (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Related party transactions [abstract]
Short term employee benefits	$ 13.6	$ 10.8	$ 10.1
Long term employee benefits	0.3	0.2	0.1
Termination benefits	0.5	1.0	0.0
Share-based compensation	11.6	7.3	11.2
Compensation expense	$ 26.0	$ 19.3	$ 21.4